VESSELS AND EQUIPMENT, NET - Additional Information (Details) $ in Thousands	1 Months Ended					3 Months Ended	6 Months Ended	12 Months Ended				37 Months Ended
	Nov. 30, 2021 USD ($)	Oct. 31, 2021 USD ($) vessel	Feb. 28, 2021 USD ($) vessel	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2021 vessel	Jun. 30, 2021 vessel	Dec. 31, 2021 USD ($) vessel newbuilding	Dec. 31, 2020 USD ($) vessel	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Feb. 28, 2021 USD ($) vessel
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | vessel						7
Debt assumed											$ 285,200
Proceeds from sale of vessels		$ 37,200
Gain from sale of vessels								$ 9,788	$ 0	$ 0
Impairment loss on vessels								4,187	721	0
Depreciation								$ 108,800	$ 94,400	$ 93,000
Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | newbuilding								3
Unfavorable time charter-out contracts cost			$ 2,200
Additional capitalized cost, unfavorable time charter-out contracts			2,100
Technical supervision and other costs			$ 1,100
Dry Bulk Carriers | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Number of vessels acquired under heads of agreement | vessel			15									15
Consideration for vessels and newbuildings acquired												$ 637,500
Number of vessels delivered | vessel							15
Debt assumed			$ 413,600									413,600
Debt assumed, sellers credit			350,600
Debt assumed, in cash			63,000
Dry Bulk Carriers And Newbuildings | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Consideration for vessels and newbuildings acquired			$ 752,000					$ 752,000				752,000
Debt assumed								$ 414,000
Newbuildings | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Consideration for vessels and newbuildings acquired												$ 114,500
Panamax Vessel
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel		2
Newcastlemax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel					3	13		13	3
Capesize Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel					35	35		35	35
Capesize Vessels | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Consideration for vessels and newbuildings acquired											86,000
Debt assumed											$ 43,000
Panamax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel					27	31		31	27
Supramax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at year end | vessel					2	2		2	2
Golden Spray, Golden Fast And Golden Furious
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | vessel								3
Technical supervision and other costs								$ 2,100
Golden Spray, Golden Fast And Golden Furious | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | vessel			3									3
Vessels and Equipment
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs									$ 31,531
Impairment loss on vessels								4,187	721
Vessels and Equipment | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs			$ 757,400
Ballast Water Treatment System
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs								2,900	1,200
Scrubbers
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs									30,400
Golden Opportunity and Golden Endurer
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels	$ 14,300	$ 37,200
Golden Opportunity
Property, Plant and Equipment [Line Items]
Gain from sale of vessels		4,900
Golden Endurer
Property, Plant and Equipment [Line Items]
Gain from sale of vessels		$ 4,900
Golden Saguenay
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels				$ 8,400
Impairment loss on vessels				$ 4,200				$ 4,200
Golden Shea
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels					$ 9,600				9,600
Impairment loss on vessels					$ 700				$ 700